Share-based compensation (Schedule of number and weighted average exercise prices of other equity instruments) (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 USD ($) Share	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($) Share
Deferred Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of year | Share		1,571,160		1,360,688
Number of units granted during the year		143,527		210,472
Number of units released/paid		(195,187)		0
Number of units, end of year | Share		1,519,500		1,571,160
Weighted average price (C$/unit) | $ / shares	$ 10.05		$ 7.02
Expenses recognized during the year		$ 6,300,000		$ 1,700,000
Payments made during the year		$ 1,600,000		$ 0
Restricted Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of year | Share		1,787,728		2,082,990
Number of units granted during the year		984,758		873,371
Credits for dividends		4,618		5,594
Number of units forfeited during the year		(158,125)		(122,992)
Number of units released/paid		(395,742)		(1,051,235)
Number of units, end of year | Share		2,223,237		1,787,728
Weighted average price (C$/unit) | $ / shares	7.56		6.59
Expenses recognized during the year		$ 6,700,000		$ 2,900,000
Payments made during the year		$ 2,200,000		$ 5,100,000
Performance Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of year | Share		1,172,803		1,373,063
Number of units granted during the year		600,572		580,275
Credits for dividends		2,997		3,559
Number of units forfeited during the year		(169,436)		(577,900)
Number of units released/paid		(160,739)		(206,194)
Number of units, end of year | Share		1,446,197		1,172,803
Weighted average price (C$/unit) | $ / shares	$ 7.35		$ 6.59
Expenses recognized during the year		$ 4,200,000		$ 600,000
Payments made during the year		$ 900,000		$ 1,100,000